General and Administrative Expenses	6 Months Ended
Jun. 30, 2022
General and Administrative Expenses
General and Administrative Expenses

10. General and Administrative Expenses

An analysis of general and administrative expenses is as follows:

	For the three months ended		For the six months ended
	June 30, 2021	June 30, 2022	June 30, 2021	June 30, 2022
Employee costs	4,417	2,707	9,199	8,433
Share-based compensation	2,461	203	3,099	463
Amortization of long-term employee benefits	434	817	434	1,160
Other expenses	6,186	3,157	12,508	6,846
Total	13,498	6,884	25,240	16,902

General and administrative expenses include restructuring costs comprising of termination benefits, accelerated amortization for stock plan and restructuring obligation, of $211 and $1,689 for the three and six months ended June 30, 2022, respectively ($93 and $144 for the three and six months ended June 30, 2021, respectively) pursuant to management’s decision to relocate more of its employees including several members of senior management to the Piraeus, Greece office.

On April 1, 2022, the Company granted $6,000 of cash settled awards to selected employees, in consideration of their key roles in the Company’s operations and their continuing commitment to its success. This grant will be settled 25% on each of the first and second anniversary (April 1 of 2023 and 2024, respectively) and 50% on the third anniversary (April 1, 2025), without performance conditions. It is subject to the employees’ continuing employment with the Company. These obligations are classified as Long-term liabilities and are measured as the present value of expected future payments to be made with any unwind in the discount reflected in the consolidated statement of profit or loss. The expense of the period is included in Amortization of long-term employee benefits in the table above.

GasLog had granted to executives, managers and certain employees of the Group, Restricted Stock Units (‘‘RSUs’’), Stock Appreciation Rights or Stock Options (collectively, the ‘‘SARs’’) and Performance Stock Units (‘‘PSUs’’) in accordance with its 2013 Omnibus Incentive Compensation Plan (the ‘‘Plan’’). The terms of the Plan and the assumptions for the valuation of the RSUs, the SARs and the PSUs have been disclosed in the annual audited consolidated financial statements for the year ended December 31, 2021. Refer to Note 22 “Share-Based Compensation”.

Following the consummation of the Transaction, the previously unvested RSUs and PSUs vested; the PSUs vested assuming 100% achievement of performance conditions. In addition, all SARs have been cancelled and replaced by cash consideration. For the three and six months ended June 30, 2022, the accelerated amortization for the stock plan termination amounted to nil ($1,949 for the three and six months ended June 30, 2021).

Other expenses include legal and professional costs relating to the Transaction of $10 and $132 for the three and six months ended June 30, 2022, respectively ($3,084 and $6,801 for the three and six months ended June 30, 2021, respectively).